CONVERTIBLE NOTES - Schedule of Net Carrying Amount of Liability Component of Convertible Notes (Details) - Convertible Notes 2024	Sep. 30, 2025 USD ($)
CONVERTIBLE NOTES - Schedule of Net Carrying Amount of Liability Component of Convertible Notes (Details) [Line Items]
Principal outstanding	$ 3,948,900
Interest on Convertible notes	1,049,854
Net carrying value	$ 4,998,754